Quarterly Result of Operations (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Feb. 28, 2015	May 31, 2016	May 31, 2015	May 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Provision for deferred income taxes on unremitted foreign earnings	$ 106,200	$ (3,712)	$ 106,227	$ 2,500